UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:     Managing Member
Phone:    (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey           August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $736,825
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number              Name

1.        28-10536                          Pennant Offshore Partners, Ltd.

2.        28-10768                          Pennant Onshore Qualified, L.P.

3.        28-10746                          Pennant General Partner, LLC

4.        28-11666                          Pennant Windward Fund, L.P.

5.        28-11665                          Pennant Windward Fund, Ltd.

                                             FORM 13F INFORMATION TABLE
                                                    June 30, 2006


COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------                 --------       -----       --------  -------   --- ----  ----------  --------   ----     ------  ----
ABERCROMBIE & FITCH CO         CL A           002896207    1,109       20,000 SH        DEFINED     1,2,3,4,5     20,000
ALLEGHANY CORP DEL             COM            017175100    3,247       11,749 SH        DEFINED     1,2,3,4,5     11,749
AMGEN INC                      COM            031162100    3,914       60,000 SH        DEFINED     1,2,3,4,5     60,000
ARCH CAP GROUP LTD             ORD            G0450A105   16,209      272,600 SH        DEFINED     1,2,3,4,5    272,600
AXCAN PHARMA INC               COM            054923107   57,536    4,388,700 SH        DEFINED     1,2,3,4,5  4,388,700
CF INDS HLDGS INC              COM            125269100   48,606    3,408,530 SH        DEFINED     1,2,3,4,5  3,408,530
CANO PET INC                   COM            137801106    1,430      252,200 SH        DEFINED     3            252,200
CHIPMOS TECH BERMUDA LTD       SHS            G2110R106   23,595    4,012,700 SH        DEFINED     1,2,3      4,012,700
COMCAST CORP NEW               CL A           20030N101   23,934      731,030 SH        DEFINED     1,2,3,4,5    731,030
COPART INC                     COM            217204106   12,280      500,000 SH        DEFINED     1,2,3,4,5    500,000
DYAX CORP                      COM            26746E103    2,881      980,000 SH        DEFINED     3            980,000
FIDELITY NATL FINL INC         COM            316326107   42,884    1,101,000 SH        DEFINED     1,2,3,4,5  1,101,000
FIDELITY NATL TITLE GROUP IN   CL A           31620R105    3,434      174,598 SH        DEFINED     1,2,3,4,5    174,598
FOSTER WHEELER LTD             SHS NEW        G36535139      216        5,000 SH        DEFINED     1,2,3,4,5      5,000
GRIFFON CORP                   COM            398433102   16,871      646,400 SH        DEFINED     1,2,3        646,400
HOUSEVALUES INC                COM            44183Y102      173       25,000     PUT   DEFINED     3             25,000
HUMMINGBIRD INC                COM            44544R101    6,565      240,200 SH        DEFINED     1,2,3        240,200
JER INVT TR INC                COM            46614H301      692       44,500 SH        DEFINED     1,2,3         44,500
KADANT INC                     COM            48282T104    2,185       95,000 SH        DEFINED     1,2,3         95,000
LEVITT CORP                    CL A           52742P108   23,893    1,493,300 SH        DEFINED     1,2,3      1,493,300
LINEAR TECHNOLOGY CORP         COM            535678106    1,675       50,000 SH        DEFINED     1,2,3,4,5     50,000
MEMC ELECTR MATLS INC          COM            552715104   12,000      320,000     PUT   DEFINED     1,2,3,4,5    320,000
MICRON TECHNOLOGY INC          COM            595112103   15,060    1,000,000     CALL  DEFINED     1,2,3,4,5  1,000,000
MICROSOFT CORP                 COM            594918104   35,020    1,503,000 SH        DEFINED     1,2,3,4,5  1,503,000
NRG ENERGY INC                 COM NEW        629377508   22,833      473,900 SH        DEFINED     1,2,3,4,5    473,900
NOVELIS INC                    COM            67000x106   15,538      720,000 SH        DEFINED     1,2,3,4,5    720,000
ORACLE CORP                    COM            68389x105   21,735    1,500,000 SH        DEFINED     1,2,3,4,5  1,500,000
PHH CORP                       COM NEW        693320202   30,845    1,120,000 SH        DEFINED     1,2,3,4,5  1,120,000
PFIZER INC                     COM            717081103   12,731      542,440 SH        DEFINED     2,3,4        542,440
RADVISION LTD                  ORD            M81869105    7,634      478,900 SH        DEFINED     1,2,3        478,900
RINKER GROUP LTD               SPONSORED ADR  76687m101   17,440      287,700 SH        DEFINED     1,2,3,4,5    287,700
RUDOLPH TECHNOLOGIES INC       COM            781270103    8,417      580,500 SH        DEFINED     1,2,3        580,500
SANFILIPPO JOHN B & SON INC    COM            800422107    4,836      365,000 SH        DEFINED     1,2,3        365,000
SPANSION INC                   COM CL A       84649r101   24,069    1,510,000 SH        DEFINED     1,2,3,4,5  1,510,000
ST JUDE MED INC                COM            790849103    2,107       65,000 SH        DEFINED     1,2,3,4,5     65,000
SYMANTEC CORP                  COM            871503108   55,308    3,559,100 SH        DEFINED     1,2,3,4,5  3,559,100
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109   17,528    1,620,000 SH        DEFINED     1,2,3,4,5  1,620,000
TRANSDIGM GROUP INC            COM            893641100   24,190    1,010,000 SH        DEFINED     3          1,010,000
UNIVERSAL STAINLESS & ALLOY    COM            913837100   15,419      526,800 SH        DEFINED     1,2,3        526,800
WALTER INDS INC                COM            93317q105   46,697      810,000 SH        DEFINED     1,2,3,4,5    810,000
WASHINGTON GROUP INTL INC      COM NEW        938862208   16,365      306,800 SH        DEFINED     1,2,3,4,5    306,800
WILLIAMS CO INC DEL            COM            969457100   37,726    1,615,000 SH        DEFINED     1,2,3,4,5  1,615,000


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